Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Acquisitions
Acquisitions

4.              Acquisitions

During the quarter ended September 30, 2013, indirect, wholly-owned subsidiaries of the Company completed the acquisitions of CMORx, LLC, which provides clinical management software, each of T.M.S. Management Group, Inc. and Transportation Management Services of Brevard, Inc., two related corporations that manage the provision of non-emergency medical transportation services by third-party transportation service providers, and a clinical affiliate acquired certain assets of Jacksonville Emergency Consultants P.A., which provides facility based physician staffing in northern Florida, for a combined purchase price of $26.4 million.  At September 30, 2013, the Company recorded $24.4 million to goodwill, $3.9 million to intangible assets, $1.6 million to property, plant, and equipment, and $3.5 million to net current liabilities, which are subject to adjustment based upon the completion of purchase price allocations.

During the nine months ended September 30, 2013, the Company made purchase price allocation adjustments related to the acquisitions of Guardian Healthcare Group, Inc. (“Guardian”), the management services companies of NightRays, P.A (“NightRays”), and Saint Vincent Anesthesia Medical Group, Inc. / Golden State Anesthesia Consultants, Inc. These adjustments included reclassifications from goodwill to intangible assets of $8.7 million and $4.3 million for Guardian and NightRays, respectively, a deferred tax liability increase of $3.3 million and other adjustments to opening balances for assets and liabilities.

3. Acquisitions